Deferred revenue - Deferred Revenue (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Deferred Revenue Disclosure [Abstract]
Deferred revenue on time charters	$ 26,291	$ 26,879
Deferred interest on lease receivable	268,637	0
Other deferred revenue	2,340	2,828
Deferred revenue	297,268	29,707
Current portion	(48,561)	(28,179)
Deferred revenue	$ 248,707	$ 1,528